Income Taxes (Details Textual) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Jun. 30, 2012 Prc Resident Companies [Member]	Jun. 30, 2012 Hong Kong Resident Companies [Member]	Jun. 30, 2012 New Zealand Resident Companies [Member]	Jun. 30, 2012 Australian Resident Companies [Member]	Jun. 30, 2012 Uruguay Resident Companies [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate		25.00%	25.00%			25.00%	16.50%	28.00%	30.00%	25.00%
Income From Business Percentage		15.00%	15.00%
Duty On Net Worth Of Entity										1.50%
Dividend Distribution Tax						10.00%
Deferred tax assets	49,334	$ 12,686	80,598	15,870
Valuation allowance	4,539	983	6,248	13,838
Unrecognized Tax Benefits, Interest on Income Taxes Expense	352,751	47,286	300,407	686,037	576,496
Unrecognized Tax Benefits, Income Tax Penalties Expense	108,362		0	827,000	2,706,555
Unrecognized Tax Benefit, Income Tax Penaltie and Interest Expenses	3,427,050	$ 586,724	3,727,457	2,965,937